Short-Term Debt (Short-Term Revolving and Non-Revolving Credit Facilities, Outstanding Borrowings and Available Capacity) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Total advances under available facilities	$ 1,404	$ 1,436
Available capacity under existing agreements	$ 898	1,337
Revolving credit facility | TEC
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Maturity	2028
Total available capacity	$ 1,151	401
Revolving credit facility | TECO Finance
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Maturity	2028
Total available capacity	$ 576	529
Revolving credit facility | PGS
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Maturity	2028
Total available capacity	$ 360	331
Revolving credit facility | NMGC
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Maturity	2026
Total available capacity	$ 180	165
Revolving credit facility II | TEC
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Maturity	2024
Total available capacity	$ 0	265
Revolving credit facility III | TEC
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Maturity	2024
Total available capacity	$ 0	265
Revolving credit facility III | Other
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Total available capacity	$ 35	17
Non-revolving term loan | Emera Inc.
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Maturity	2024
Total available capacity	$ 0	400
Non-revolving term loan II | Emera Inc.
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Maturity	2024
Total available capacity	$ 0	400
Advances under revolving credit and term facilities
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Total advances under available facilities	1,400	1,433
Letters of credit issued within the credit facilities
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Total advances under available facilities	4	3
Short term credit facilities
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Total available capacity	$ 2,302	$ 2,773